Appendix II - Reporting by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services
Net revenue	€ 4,318,073	€ 4,049,830	€ 3,934,563
Assets by geographical area	10,920,264	10,129,772	9,601,715
Other Information:
Additions for the year of property, plant and equipment and intangible assets	340,473	322,102	576,814
Spain
Disclosure of products and services
Net revenue	242,894	225,273	216,548
Assets by geographical area	899,223	847,467	719,557
Other Information:
Additions for the year of property, plant and equipment and intangible assets	62,271	73,365	113,652
Rest of European Union
Disclosure of products and services
Net revenue	444,089	426,223	456,919
Assets by geographical area	2,397,200	2,467,295	2,407,178
Other Information:
Additions for the year of property, plant and equipment and intangible assets	80,910	39,603	51,943
USA and Canada
Disclosure of products and services
Net revenue	2,896,505	2,707,579	2,604,315
Assets by geographical area	7,341,174	6,535,420	6,176,548
Other Information:
Additions for the year of property, plant and equipment and intangible assets	188,557	190,358	400,065
Rest of the world
Disclosure of products and services
Net revenue	734,585	690,755	656,781
Assets by geographical area	282,667	279,590	298,432
Other Information:
Additions for the year of property, plant and equipment and intangible assets	8,735	18,776	11,154
Operating Segments
Disclosure of products and services
Net revenue	4,318,073	4,049,830	3,934,563
Other Information:
Additions for the year of property, plant and equipment and intangible assets	€ 329,205	€ 310,091	€ 497,732